Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash And Cash Equivalents Abstract
Cash in bank accounts	SFr 15,395	SFr 984,191
Cash on hand
Total cash and cash equivalents	SFr 15,395	SFr 984,191